CONSOLIDATED STATEMENTS OF COMPREHENSIVE PROFIT (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 41,016	$ 31,785	$ 27,177
Cost of revenues	10,435	8,308	7,129
Gross profit	30,581	23,477	20,048
Research and development expenses, net	7,190	6,665	7,678
Selling and marketing expenses	16,203	16,456	18,199
General and administrative expenses	5,797	5,315	6,854
Total operating expenses	29,190	28,436	32,731
Operating profit (loss)	1,391	(4,959)	(12,683)
Finance income	3,584	2,171	1,117
Finance expense	1,516	1,158	1,468
Profit (loss) before income taxes	3,459	(3,946)	(13,034)
Income taxes	538	251	315
Net profit (loss) and total comprehensive profit (loss)	$ 2,921	$ (4,197)	$ (13,349)
Basic net loss per share	$ 0.09	$ (0.13)	$ (0.40)
Diluted net loss per share	$ 0.05	$ (0.13)	$ (0.40)